Consolidated Statements of Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid in capital	Other comprehensive income (loss)	Deficit
Balance at Dec. 31, 2016	$ 19,489	$ 179,299	$ 20,863	$ (7,061)	$ (173,612)
Balance (in shares) at Dec. 31, 2016		153,045
Net loss for the period	(1,926)	$ 0	0	0	(1,926)
Foreign currency translation	(1,612)	0	0	(1,612)	0
Stock-based compensation	188	0	188	0	0
Transfer of net assets to Mason	(44,214)	(44,214)	0	14,772	(14,772)
Issuance of share capital – inducement bonus shares	37	$ 37	0	0	0
Issuance of share capital – inducement bonus shares(in shares)		100
Issuance of share capital - private placement	5,048	$ 3,919	1,129	0	0
Issuance of share capital - private placement (in shares)		18,529
Issuance of share capital - stock options	40	$ 383	(343)	0	0
Issuance of share capital - stock options (in shares)		1,229
Balance at Jun. 30, 2017	(22,950)	$ 139,424	21,837	6,099	(190,310)
Balance (in shares) at Jun. 30, 2017		172,903
Balance at Dec. 31, 2017	(24,489)	$ 139,689	22,175	5,230	(191,583)
Balance (in shares) at Dec. 31, 2017		173,574
Net loss for the period	(876)	$ 0	0	0	(876)
Foreign currency translation	1,212	0	0	1,212	0
Stock-based compensation	23	0	23	0	0
Issuance of share capital - stock options	130	$ 520	(390)	0	0
Issuance of share capital - stock options (in shares)		799
Balance at Jun. 30, 2018	$ (24,000)	$ 140,209	$ 21,808	$ 6,442	$ (192,459)
Balance (in shares) at Jun. 30, 2018		174,373